Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
NET LOSS	$ (4,692,618)	$ (275,842)
OTHER COMPREHENSIVE LOSS
Unrecognized Gain (Loss) on Foreign Exchange	26,539	(20,943)
COMPREHENSIVE LOSS	$ (4,666,079)	$ (296,785)